Securities in Continuous Loss Position (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 77,347	$ 8,849
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	2,656	45
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	4,760	12,007
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	82	1,892
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	82,107	20,856
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	2,738	1,937
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	41
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other	0.0323
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	(8)	(123)	(148)
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	21,921	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	142	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	883	1,367
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	26	23
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	22,804	1,367
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	168	23
Government-sponsored enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	12,376
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	393
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	12,376
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	393
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	38,119	6,923
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1,772	37
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2,686	1,404
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	37	29
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	40,805	8,327
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1,809	66
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	169	1,926
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	2	8
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	1,417
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	116
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	169	3,343
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	2	124
Mortgage-backed Securities, Non-agency - HELOC [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		2,477
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		78
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		2,477
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		78
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		946
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		49
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		946
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		49
Collateralized debt obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,191	4,396
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	19	1,597
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,191	4,396
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	19	1,597
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,187
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	81
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,187
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	81
Tax-exempt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,575
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	266
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,575
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 266